Mezzanine Equity And Stockholders' Equity (Deficit) - Summary of Option Activity (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of options, outstanding, beginning balance	1,689,765	2,235,313
Number of options, granted	70,000	1,504,638
Number of options, exercised		(21,158)
Number of options, expired/cancelled	(386,254)	(2,029,028)
Number of options, outstanding, ending balance	1,373,511	1,689,765	2,235,313
Number of options, vested/exercisable, ending balance	332,737	283,438
Weighted average exercise price, outstanding, beginning balance	$ 2.72	$ 2.12
Weighted average exercise price granted	3.57	2.92
Weighted average exercise price, exercised		1.94
Weighted average exercise price, expired/cancelled	2.9	2.21
Weighted average exercise price, outstanding, ending balance	2.71	2.72	$ 2.12
Weighted average exercise price, vested/exercisable, ending balance	$ 2.16	$ 2.06
Options outstanding, weighted average remaining life in years	8 years 5 months 8 days	9 years	8 years 25 days
Options vested/exercisable, Weighted average remaining life in years	5 years 9 months	6 years 2 months 4 days
Aggregate intrinsic value, options outstanding, beginning balance	$ 1,850,397	$ 1,083,492
Aggregate intrinsic value, options outstanding, ending balance	193,527	1,850,397	$ 1,083,492
Aggregate intrinsic value, Options vested/exercisable	$ 149,501	$ 496,063